7. Property and Equipment (March 2014 note)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
7. Property and Equipment

Property and equipment consists of the following:

	March 31,
	2014	2013
Manufacturing, lab, and other equipment	$3,073,000	$2,731,000
Office equipment	302,000	356,000
Furniture and fixtures	88,000	78,000
Leasehold improvements	269,000	282,000
	3,732,000	3,447,000
Less: accumulated depreciation and amortization	(2,761,000)	(2,647,000)
	$971,000	$800,000

Depreciation and amortization expense amounted to $284,000 and $268,000 for the years ended March 31, 2014 and 2013, respectively.

During the year ended March 31, 2014 and 2013, the Company incurred losses on the disposal of property and equipment in the amounts of $39,000 and $2,000, respectively.  This amount was recorded within operating expenses in the accompanying consolidated statements of comprehensive income (loss).